Segment Reporting (Details) - Schedule of Revenues Derived from Geographical Areas - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 80,017	$ 75,579
Domestic (United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	77,785	72,681
Non-Domestic (Foreign) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,232	$ 2,898